Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Operating Segments

NOTE 14. OPERATING SEGMENTS

We report our business segment results by segment in accordance with the “management approach.” The management approach designates the internal reporting used by our chief operating decision maker, who is our Chief Executive Officer, for making decisions and assessing performance of our reportable segments.

See Note 1 for a detailed discussion of our three segments. Each segment’s activities include the design, development, acquisition, manufacturing, marketing, distribution, installation and servicing of its product lines. We evaluate the performance of our operating segments based on revenues and segment adjusted EBITDA.

Segment revenues include leasing, licensing, or selling of products within each reportable segment. Segment adjusted EBITDA includes the revenues and operating expenses from each segment adjusted for depreciation, amortization, write downs and other charges, accretion of placement fees, non-cash stock compensation expense, as well as other costs such as certain acquisitions and integration related costs including restructuring and severance charges; legal and litigation expenses including settlement payments; new jurisdictions and regulatory licensing costs; non-cash charges on capitalized installation and delivery; contract cancellation fees; and other adjustments primarily composed of professional fees incurred by the Company for projects, corporate and public filing compliance and other costs deemed to be non-recurring in nature. Revenues in each segment are attributable to third parties and segment operating expenses are directly associated with the product lines included in each segment such as research and development, product approval costs, product-related litigation expenses, sales commissions and other directly-allocable sales expenses. Cost of gaming operations and cost of equipment sales primarily include the cost of products sold, service, manufacturing overhead, shipping and installation.

Segment adjusted EBITDA excludes other income and expense, income taxes and certain expenses that are managed outside of the operating segments.

The following provides financial information concerning our reportable segments for the three and nine months ended September 30,:

	Three months ended September 30,		Nine months ended September 30,
	2016	2017	2016	2017
Revenues by segment
EGM	$38,377	$53,331	$116,153	$145,747
Table Products	674	1,099	2,005	2,442
Interactive	2,157	2,010	5,903	6,105

Total Revenues	$41,208	$56,440	$124,061	$154,294

Adjusted EBITDA by segment
EGM	20,943	29,756	68,704	81,450
Table Products	(380)	(232)	(1,395)	(721)
Interactive	(607)	(123)	(4,071)	(337)

Subtotal	19,956	29,401	63,238	80,392

Write downs and other:
Loss on disposal of long lived assets	248	490	558	3,000
Impairment of long lived assets	4,604	—	4,606	285
Fair value adjustments to contingent consideration and other items	(3,000)	—	(3,000)	(630)
Acquisition costs	—	—	(11)	—
Depreciation and amortization	19,419	16,931	60,527	53,598
Accretion of placement fees(1)	1,190	1,192	3,538	3,492
Acquisitions & integration related costs including restructuring & severance	2,685	71	5,034	899
Legal & litigation expenses including settlement payments	361	181	1,495	766
New jurisdictions and regulatory licensing costs	842	567	957	1,304
Non-cash charge on capitalized installation and delivery	353	359	1,193	1,284
Non-cash charges and loss on disposition of assets	285	—	2,352	686
Other adjustments	86	474	1,650	2,067
Interest expense	14,903	12,666	44,151	42,380
Interest income	(12)	(25)	(51)	(80)
Loss on extinguishment and modification of debt	—	—	—	8,129
Other expense (income)	392	(467)	6,314	(4,805)

Loss before income taxes	$(22,400)	$(3,038)	$(66,075)	$(31,983)

(1)	Non-cash item related to the accretion of contract rights under development agreements and placement fees.

The Company’s Chief Operating Decision Maker (the CODM) does not receive a report with a measure of total assets or capital expenditures for each reportable segment as this information is not used for the evaluation of segment performance. The CODM assesses the performance of each segment based on adjusted EBITDA and not based on assets or capital expenditures due to the fact that two of the Company’s reportable segments, Table Products and Interactive, are not capital intensive. Any capital expenditure information is provided to the CODM on a consolidated basis. Therefore, the Company has not provided asset and capital expenditure information by reportable segment.

NOTE 15. OPERATING SEGMENTS

In the fourth quarter of fiscal year 2016, the Company revised its business segment disclosures to report results by segment in accordance with the “management approach.” The management approach designates the internal reporting used by our chief operating decision maker, who is our Chief Executive Officer, for making decisions and assessing performance of our reportable segments.

See Note 1 for a detailed discussion of our three segments. Each segment’s activities include the design, development, acquisition, manufacturing, marketing, distribution, installation and servicing of its product lines. We evaluate the performance of our operating segments based on revenues and segment adjusted EBITDA.

Segment revenues include leasing, licensing, or selling of products within each reportable segment. Segment adjusted EBITDA includes the revenues and operating expenses from each segment adjusted for depreciation, amortization, write downs and other charges, accretion of placement fees, non-cash stock compensation expense, as well as other costs such as certain acquisitions and integration related costs including restructuring and severance charges; legal and litigation expenses including settlement payments; new jurisdictions and regulatory licensing costs; non-cash charges on capitalized installation and delivery; contract cancellation fees; and other adjustments primarily composed of professional fees incurred by the Company for projects, corporate and public filing compliance and other costs deemed to be non-recurring in nature. Revenues in each segment are attributable to third parties and segment operating expenses are directly associated with the product lines included in each segment such as research and development, product approval costs, product-related litigation expenses, sales commissions and other directly-allocable sales expenses. Cost of gaming operations and cost of equipment sales primarily include the cost of products sold, service, manufacturing overhead, shipping and installation.

Segment adjusted EBITDA excludes other income and expense, income taxes and certain expenses that are managed outside of the operating segments.

The following provides financial information concerning our reportable segments for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Revenues by segment
EGM	$72,028	$119,617	$156,407
Table Products	112	1,672	2,674
Interactive	—	2,003	7,725

Total Revenues	72,140	123,292	166,806

Adjusted EBITDA by segment
EGM	40,552	66,267	91,729
Table Products	(343)	(1,402)	(1,663)
Interactive	—	(2,518)	(4,727)

Subtotal	40,209	62,347	85,339

Write downs and other:
Loss on disposal of long lived assets	1,937	1,275	978
Impairment of long lived assets	2,327	4,993	5,295
Fair value adjustments to contingent consideration and other items	—	(2,667)	(3,000)
Acquisition costs	2,804	8,165	(11)
Depreciation and amortization	33,405	61,662	80,181
Accretion of placement fees(1)	58	496	4,702
Non-cash stock compensation	—	4,911	—
Acquisitions & integration related costs including restructuring & severance	3,582	7,818	5,411
Legal & litigation expenses including settlement payments	450	1,916	1,565
New jurisdictions and regulatory licensing costs	266	256	1,315
Non-cash charge on capitalized installation and delivery	643	1,441	1,680
Non-cash charges and loss on disposition of assets	561	234	2,478
Other adjustments	2,597	1,286	1,809
Interest expense	17,235	41,642	59,963
Interest income	(42)	(82)	(57)
Other expense (income)	573	3,635	7,404

Loss before income taxes	$(26,187)	$(74,634)	$(84,374)

(1)	Non-cash expense related to the accretion of contract rights under development agreements and placement fees.

The Company’s Chief Operating Decision Maker (the “CODM”) does not receive a report with a measure of total assets or capital expenditures for each reportable segment as this information is not used for the evaluation of segment performance. The CODM assesses the performance of each segment based on adjusted EBITDA and not based on assets or capital expenditures due to the fact that two of the Company’s reportable segments, Table Products and Interactive, are not capital intensive. Any capital expenditure information is provided to the CODM on a consolidated basis. Therefore, the Company has not provided asset and capital expenditure information by reportable segment.

The following provides financial information concerning our operations by geographic area for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	Year ended December 31,
	2014	2015	2016
Revenue:
United States	72,140	110,392	138,510
Other	—	12,900	28,296

	72,140	123,292	166,806

	Year ended December 31,
	2014	2015	2016
Long-lived assets, end of year:
United States	$44,045	$63,858	$70,208
Other	69	6,909	5,169

	$44,114	$70,767	$75,377